Cover	Dec. 17, 2021
Cover [Abstract]
Entity Registrant Name	Camber Energy, Inc.
Entity Central Index Key	0001309082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 17, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	15915 Katy Freeway
Entity Incorporation State Country Code	NV
Entity File Number	001-32508
Entity Tax Identification Number	20-2660243
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Local Phone Number	404-4387
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	CEI
Security Exchange Name	NYSE